Other non-current Assets - Schedule of Other Non-current Assets (Parenthetical) (Detail) - CNY (¥) ¥ in Thousands	15 Months Ended
	Mar. 31, 2021	Mar. 31, 2022
Other Assets Noncurrent Disclosure [Line Items]
Long-term loans receivable	¥ 344	¥ 937
Loan Receivable for the Period 24 to 42 Months [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loan receivable face or par amount	¥ 1,200
Loan Receivable for the Period 24 to 42 Months [Member] | From December 2019 To December 2021 [Member] | Maximum [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loans Receivable Term	42 months
Loans receivable month of maturity	2023-12
Loan Receivable for the Period 24 to 42 Months [Member] | From December 2019 To December 2021 [Member] | Minimum [Member]
Other Assets Noncurrent Disclosure [Line Items]
Loans Receivable Term	24 months
Loans receivable month of maturity	2023-06